Fair Value Disclosures - Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value (Details) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Commercial mortgage loans on real estate	$ 98,451	$ 420,569
Policy loans	7,376	10,031
Level 1
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	7,376	10,031
Other investments	0	0
Total financial assets	7,376	10,031
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	0	0
Level 2
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Other investments	0	0
Total financial assets	0	0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	0	0
Level 3
Financial Assets
Commercial mortgage loans on real estate	103,037	443,678
Policy loans	0	0
Other investments	155	365
Total financial assets	103,192	444,043
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	245,953	240,124
Carrying Value
Financial Assets
Commercial mortgage loans on real estate	98,451	420,569
Policy loans	7,376	10,031
Other investments	155	365
Total financial assets	105,982	430,965
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	218,113	220,053
Total
Financial Assets
Commercial mortgage loans on real estate	103,037	443,678
Policy loans	7,376	10,031
Other investments	155	365
Total financial assets	110,568	454,074
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$ 245,953	$ 240,124